Selected Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
2012 and 2011 quarterly financial information:

	2012
In thousands, except per-share data	First	Second	Third	Fourth	Year
Net sales	$858,177	$941,525	$865,512	$1,750,932	$4,416,146
Gross profit	280,719	312,128	278,077	398,668	1,269,592
Operating income (loss)	86,474	119,314	55,199	(304,106)	(43,119)
Net income (loss) before noncontrolling interest	63,099	74,430	32,595	(274,736)	(104,612)
Net income (loss) attributable to Pentair Ltd.	61,759	72,775	31,363	(273,083)	(107,186)
Earnings (loss) per common share attributable to Pentair Ltd. (1)
Basic	$0.63	$0.73	$0.31	$(1.31)	$(0.84)
Diluted	0.62	0.72	0.31	(1.31)	(0.84)

	2011
In thousands, except per-share data	First	Second	Third	Fourth	Year
Net sales	$790,273	$910,175	$890,546	$865,692	$3,456,686
Gross profit	249,059	287,736	272,062	264,865	1,073,722
Operating income (loss)	85,469	108,714	92,195	(186,175)	100,203
Net income (loss) before noncontrolling interest	51,602	67,705	51,610	(174,068)	(3,151)
Net income (loss) attributable to Pentair Ltd.	50,109	66,280	50,648	(174,487)	(7,450)
Earnings (loss) per common share attributable to Pentair Ltd. (1)
Basic	$0.51	$0.67	$0.51	$(1.77)	$(0.08)
Diluted	0.50	0.66	0.50	(1.77)	(0.08)

(1)	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period.

Increase (Reduction) to Previously Reported Quarterly Information
Increase (reduction) to previously reported quarterly information (or for the fourth quarter of 2012, what would have been reported absent the changes in accounting principle):

	2012
In thousands, except per-share data	First	Second	Third	Fourth	Year
Operating income (loss)	$1,522	$1,522	$1,522	$(146,304)	$(141,738)
Net income (loss) before noncontrolling interest	945	945	945	(89,296)	(86,461)
Net income (loss) attributable to Pentair Ltd.	945	945	945	(89,296)	(86,461)
Earnings (loss) per common share attributable to Pentair Ltd. (1)
Basic	$0.01	$0.01	$0.01	$(0.43)	$(0.68)
Diluted	0.01	0.01	0.01	(0.43)	(0.68)

	2011
In thousands, except per-share data	First	Second	Third	Fourth	Year
Operating income (loss)	$(708)	$(708)	$(708)	$(66,190)	$(68,314)
Net income (loss) before noncontrolling interest	(432)	(432)	(432)	(40,376)	(41,672)
Net income (loss) attributable to Pentair Ltd.	(432)	(432)	(432)	(40,376)	(41,672)
Earnings (loss) per common share attributable to Pentair Ltd. (1)
Basic	$(0.01)	$(0.01)	$(0.01)	$(0.41)	$(0.42)
Diluted	(0.01)	(0.01)	(0.01)	(0.41)	(0.42)

(1)	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period.